Other Current and Non-current Assets - Eagle Bulk Shipping Inc (Details) $ in Thousands, t in Millions		1 Months Ended	12 Months Ended
	Dec. 11, 2023 shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) item t	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other Current and Non-current Assets
Marketable securities, fair value			$ 86,029
Dividend income			$ 1,056	$ 165,399	$ 34,341
SBLK Common Stock | EGLE Shareholders
Other Current and Non-current Assets
Shares receivables for each share held | shares	2.6211
Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Ordinary shares sold | shares		1,552,865
Marketable securities acquired		$ 68,200
Number of ultramax and supermax bulk carriers owned and operated | item			52
Capacity of ultramax and supermax bulk carriers in dead weight tons | t			3.2
Marketable securities, fair value			$ 86,000
Gain on sale of marketable securities			17,900
Dividend income			$ 1,000
Related party | Virage
Other Current and Non-current Assets
Marketable securities acquired		$ 24,400